Property and Equipment, net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Capitalized software [Member]
Property, Plant and Equipment [Line Items]
Capitalized software development costs	$ 0.4	$ 0.5	$ 2.1	$ 1.5	$ 0	$ 0
Continuing Operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 0.8	$ 1.1	$ 2.8	$ 2.1	$ 3.1	$ 3.0